Intangible assets, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

7. Intangible assets, net

The following table summarizes the Group’s intangible assets, net:

	December 31, 2023
	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
		RMB	RMB	RMB

Finite-lived intangible assets:
Software	3 years	916	(916)	-
Licenses	10 years	21,000	(12,950)	8,050
Agency agreements	2 years	18,000	(18,000)	-
Channel relationship	2 years	19,000	(19,000)	-
		58,916	(50,866)	8,050

	December 31, 2024
	Weighted Average Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
		RMB	RMB	RMB

Finite-lived intangible assets:
Software	3 years	916	(916)	-
Licenses	10 years	21,000	(15,050)	5,950
Agency agreements	2 years	18,000	(18,000)	-
Channel relationship	2 years	19,000	(19,000)	-
		58,916	(52,966)	5,950

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were RMB2.1 million, RMB2.1 million and RMB2.1 million respectively.

The estimated amortization expenses for each of the following five years are as follows:

December 31, 2024
RMB
2025	2,100
2026	2,100
2027	1,750
2028	-
2029	-
Total	5,950